Business Combinations - Signal Insights Purchase Price Allocation (Details) - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Apr. 30, 2025	Feb. 28, 2025	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Goodwill		$ 38,813			$ 25,269		$ 12,867
Developed technology
Business Combination [Line Items]
Finite-lived intangible asset, useful life	2 years		2 years	2 years		2 years
Customer relationships
Business Combination [Line Items]
Finite-lived intangible asset, useful life	5 years		5 years	5 years		5 years
Signal Insights, Inc.
Business Combination [Line Items]
Total consideration paid	$ 1,734
Cash and cash equivalents	220
Accounts receivable	162
Other current assets	8
Goodwill	1,116
Trade and other payables	(23)
Deferred revenue	(311)
Deferred tax liabilities, net	(208)
Total identifiable assets acquired, net of liabilities	1,734
Signal Insights, Inc. | Developed technology
Business Combination [Line Items]
Developed Technology, Customer relationships	277
Signal Insights, Inc. | Customer relationships
Business Combination [Line Items]
Developed Technology, Customer relationships	$ 493